Share-based payment arrangements - Measurement of fair value (Details)								3 Months Ended	12 Months Ended
	Apr. 01, 2020 shares	Apr. 01, 2019 shares	Jan. 08, 2019 shares	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Feb. 02, 2016 shares	Feb. 12, 2015 shares	Mar. 31, 2020	Dec. 31, 2021 EUR (€) shares day € / shares	Dec. 31, 2020 shares $ / shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 € / shares $ / shares	Dec. 31, 2015	Dec. 31, 2018 € / shares	Dec. 31, 2017 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in eur per share) | € / shares									€ 0		€ 0
Share price at grant date (in eur per share) | € / shares									€ 7.732	€ 7.732	€ 7.732	€ 7.732
Vesting period										5 years	5 years
Number of options granted (in shares)									0	0	0
Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)							236,590
Long term incentive plan 2015 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							13 years						3 years
Annual vesting percentage													40.00%
Equity instruments granted (in shares)							236,590
Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return									75.00%
Percentage of awards subject to absolute total shareholder return									25.00%
Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period												5 years
Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return									75.00%
Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in eur per share) | € / shares									€ 7.80
Phantom Share Units (PSUs) | Long term incentive plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)						54,616
Phantom Share Units (PSUs) | Long term incentive plan 2016 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of phantom stocks outstanding (in shares)									0
Equity instruments granted (in shares)						54,616
Phantom Share Units (PSUs) | Long term incentive plan 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of phantom stocks outstanding (in shares)									0
Share price at grant date (in eur per share) | € / shares															€ 7.268
Equity instruments granted (in shares)					66,449
Phantom Share Units (PSUs) | Long term incentive plan 2017 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)					66,449
Phantom Share Units (PSUs) | Long term incentive plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of phantom stocks outstanding (in shares)									35,927
Share price at grant date (in eur per share) | € / shares														€ 7.237
Equity instruments granted (in shares)				154,432
Phantom Share Units (PSUs) | Long term incentive plan 2018 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of phantom stocks outstanding (in shares)									35,927
Equity instruments granted (in shares)				154,432
Phantom Share Units (PSUs) | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)			1,200,000						704,000
Phantom Share Units (PSUs) | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)			1,200,000
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years
Restricted stock units | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)	144,392	152,346
Restricted stock units | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage							60.00%
Equity instruments granted (in shares)							65,433
Restricted stock units | Long term incentive plan 2015 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage													60.00%
Equity instruments granted (in shares)							65,433
Restricted stock units | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years							3 years
Annual vesting percentage		100.00%
Equity instruments granted (in shares)		152,346								152,346	152,346
Vested awards (in shares)									59,161
Restricted stock units | Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years								3 years
Annual vesting percentage	100.00%
Equity instruments granted (in shares)	144,392
Vested awards (in shares)									36,098
Restricted stock units | Long term incentive plan 2020 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									3 years
Annual vesting percentage									100.00%
Number of options granted (in shares)	144,392
Tranche 1 | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date | €									€ 1.853
Share price at grant date (in eur per share) | € / shares									€ 10.050
Exercise price (in eur per share) | € / shares									€ 10.0475
Expected volatility (weighted average)									39.63%
Expected life (days) (weighted average) | day									365
Expected dividends									8.00%
Risk-free interest rate									0.66%
Tranche 1 | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return									25.00%
Percentage of awards subject to absolute total shareholder return									8.33%
Tranche 1 | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)									33.43%
Risk-free interest rate									1.69%
Expected vesting period (years)									3 years 18 days
Tranche 1 | Phantom Share Units (PSUs) | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage						33.30%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									2 years
Annual vesting percentage									33.33%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2017 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									2 years
Annual vesting percentage									33.33%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2018 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									2 years
Annual vesting percentage									33.33%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage								12.00%	33.33%			12.00%
Target share price (in USD per share) | $ / shares												€ 12
Tranche 1 | Phantom Share Units (PSUs) | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage								12.00%		12.00%	12.00%
Target share price (in USD per share) | $ / shares										€ 12
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 1 | Phantom Share Units (PSUs) | Long term incentive plan 2020 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									2 years
Annual vesting percentage									33.33%
Tranche 2 | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date | €									€ 1.853
Share price at grant date (in eur per share) | € / shares									€ 10.050
Exercise price (in eur per share) | € / shares									€ 10.0475
Expected volatility (weighted average)									39.63%
Expected life (days) (weighted average) | day									730
Expected dividends									8.00%
Risk-free interest rate									0.66%
Tranche 2 | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return									25.00%
Percentage of awards subject to absolute total shareholder return									8.33%
Tranche 2 | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)									33.43%
Risk-free interest rate									1.69%
Expected vesting period (years)									3 years 4 months 17 days
Tranche 2 | Phantom Share Units (PSUs) | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage						33.30%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									3 years
Annual vesting percentage									33.33%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2017 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									3 years
Annual vesting percentage									33.33%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2018 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									3 years
Annual vesting percentage									33.33%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%			19.00%
Target share price (in USD per share) | $ / shares												€ 14
Tranche 2 | Phantom Share Units (PSUs) | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										16.00%	16.00%
Target share price (in USD per share) | $ / shares										€ 14
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 2 | Phantom Share Units (PSUs) | Long term incentive plan 2020 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									3 years
Annual vesting percentage									33.33%
Tranche 3 | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date | €									€ 1.853
Share price at grant date (in eur per share) | € / shares									€ 10.050
Exercise price (in eur per share) | € / shares									€ 10.0475
Expected volatility (weighted average)									39.63%
Expected life (days) (weighted average) | day									1,095
Expected dividends									8.00%
Risk-free interest rate									0.66%
Tranche 3 | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return									25.00%
Percentage of awards subject to absolute total shareholder return									8.33%
Tranche 3 | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)									33.43%
Risk-free interest rate									1.69%
Expected vesting period (years)									3 years 8 months 8 days
Tranche 3 | Phantom Share Units (PSUs) | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage						33.30%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									4 years
Annual vesting percentage									33.33%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2017 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									4 years
Annual vesting percentage									33.33%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2018 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									4 years
Annual vesting percentage									33.33%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%			25.00%
Target share price (in USD per share) | $ / shares												€ 16
Tranche 3 | Phantom Share Units (PSUs) | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										25.00%	25.00%
Target share price (in USD per share) | $ / shares										€ 16
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									33.33%
Tranche 3 | Phantom Share Units (PSUs) | Long term incentive plan 2020 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									4 years
Annual vesting percentage									33.33%
Tranche 4 | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)									33.43%
Risk-free interest rate									1.69%
Expected vesting period (years)									3 years 11 months 23 days
Tranche 4 | Phantom Share Units (PSUs) | Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage												44.00%
Target share price (in USD per share) | $ / shares												€ 18
Tranche 4 | Phantom Share Units (PSUs) | Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										44.00%	44.00%
Target share price (in USD per share) | $ / shares										€ 18